UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21774
                                                     ----------

                         First Trust Exchange-Traded Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                Lisle, IL 60532
                ---------------------------------------------------
                (Address of principal executive offices) (Zip code)

                              W.Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                Lisle, IL 60532
                     ---------------------------------------
                     (Name and address of agent for service)


     registrant's telephone number, including area code: (630) 241-4141
                                                         ---------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2005
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.




First Trust Exchange-Traded Fund
--------------------------------------------------------------------------------
                            First Trust Dow Jones Select MicroCap Index(SM) Fund

        SUPPLEMENT TO THE ANNUAL REPORT FOR THE PERIOD SEPTEMBER 27, 2005 (COMMENCEMENT OF INVESTMENT OPERATIONS) THROUGH DECEMBER 31, 2005

PERFORMANCE AS OF DECEMBER 31, 2005 (UNAUDITED)

                                    Cumulative Total Returns
                         -----------------------------------------------
                                     Inception to 12/31/05
                         ------------- --------------- -----------------
                             NAV           Market           Index
                            3.74%          3.59%            3.97%

         Total returns for the period since inception are calculated from 09/27/05, the commencement of operations of the First Trust Dow Jones Select MicroCap Index(SM) Fund (the "Fund"). "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

         The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the American Stock Exchange ("AMEX"), the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (09/30/05), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

         The Dow Jones Select MicroCap Index(SM) (the "Index") measures the performance of selected U.S. micro-capitalization companies chosen from all common stocks traded on the New York Stock Exchange, the AMEX and the NASDAQ National Market that are comparatively liquid and have strong fundamentals relative to the micro-capitalization segment as a whole. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns included in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV AS OF DECEMBER 31, 2005 (UNAUDITED)

         The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the periods indicated.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV

  Quarter        0 to 49        50 to 99       100 to 199            > 200
   Ended      Basis Points    Basis Points    Basis Points       Basis Points
   -----      ------------    ------------    ------------       ------------
12/31/2005*        31              1                3                  0
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                    NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV

  Quarter         0 to 49        50 to 99       100 to 199           > 200
   Ended       Basis Points    Basis Points    Basis Points      Basis Points
   -----       ------------    ------------    ------------      ------------
12/31/2005*         29              0                0                 0
--------------------------------------------------------------------------------

* Trading commenced on September 30, 2005.




[LOGO][GRAPHIC OMITTED]

FRIST TRUST ADVISORS L.P.







FIRST TRUST EXCHANGE-TRADED FUND
________________________________________________________________________________

                                                    Annual Report for the Period
                      September 27, 2005 (Commencement of Investment Operations)
                                                       through December 31, 2005

-------------------------------------------------------------------------------
TABLE OF CONTENTS
-------------------------------------------------------------------------------

                        FIRST TRUST EXCHANGE-TRADED FUND
                               DECEMBER 31, 2005

Shareholder Letter                                                         1
Portfolio Commentary                                                       2
Portfolio Components                                                       3
Understanding Your Fund Expenses                                           4
Portfolio of Investments                                                   5
Statement of Assets and Liabilities                                       15
Statement of Operations                                                   16
Statement of Changes in Net Assets                                        17
Financial Highlights                                                      18
Notes to Financial Statements                                             19
Report of Independent Registered Public Accounting Firm                   22
Additional Information                                                    23
     Proxy Voting Policies and Procedures
     Portfolio Holdings
     Federal Income Tax Information
     Advisory Agreement
Trustees and Officers                                                     25


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This Annual Report contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (the "Advisor") and its respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the First Trust Dow Jones Select MicroCap IndexSM Fund's (the "Fund") actual results, performance or achievements to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this Annual Report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.


                            HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about the portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the letter from the President of First Trust Exchange-Traded Fund, James A. Bowen, together with the portfolio commentary you will obtain an understanding of how the market environment affected its performance. The statistical information that follows can help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen and personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus.

-------------------------------------------------------------------------------
SHAREHOLDER LETTER
-------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                                 Annual Report
                               December 31, 2005


Dear Shareholders:

We are pleased to present the first annual report to shareholders of First Trust Dow Jones Select MicroCap Indexsm Fund (the "Fund" AMEX: FDM), the initial series of the First Trust Exchange-Traded Fund. Although it is a short reporting period, the Fund is off to a good start. The Fund declared and distributed its first dividend in December and ended the year with a slight appreciation in net asset value ("NAV").

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called The Dow Jones Select MicroCap Indexsm (the "Index"). The Index measures the performance of micro-capitalization stocks traded on the major U.S. exchanges, screening for size, trading volume and fundamentals. Micro caps exhibit a low correlation with the broad U.S. market and generally perform differently from equities overall. Therefore, they are viewed as an effective tool for portfolio diversification.

Following is a review of the portfolio and an update on the Fund's performance. We thank you for your investment and look forward to serving you in the future.


Sincerely,


/s/ JAMES A. BOWEN

James A. Bowen
President of the First Trust Exchange-Traded Fund
February 10, 2006

-------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
-------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                               2005 Annual Report

First Trust Dow Jones Select MicroCap Index(sm) Fund

The First Trust Dow Jones Select MicroCap Index(sm) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called The Dow Jones Select MicroCap Index(sm) (the "Index"). The Index measures the performance of selected U.S. micro-capitalization companies chosen from all common stocks traded on the New York Stock Exchange ("NYSE"), the American Stock Exchange, Inc. ("AMEX") and the NASDAQ National Market ("NASDAQ") that are comparatively liquid and have strong fundamentals relative to the microcapitalization segment as a whole. In seeking to achieve the Fund's objective, the Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. For the period September 27, 2005 (commencement of investment operations) through December 31, 2005, the Fund returned 3.74%, while the Index returned 3.97%.

Portfolio Allocation as of December 31, 2005

                                     % OF                                                     % OF
SECTOR                               NET ASSETS          SECTOR                               NET ASSETS
Consumer Discretionary               16.7                Information Technology               19.0
Consumer Staples                      2.5                Materials                             4.7
Energy                                3.9                Telecommunications                    0.9
Financial Services                   19.4                Utility                               1.2
Health Care                          10.0                Cash and Equivalents                  0.8
Industrials                          20.9


Distributions

On December 30, 2005, the Fund paid ordinary distributions of $0.0184 per share.

Market Overview

Microcap stocks slightly outperformed the overall market for the period September 27, 2005 through December 31, 2005. The S&P 500 Index advanced a total of 3.21%. The Index returned 3.97% for the same period.

The best performing sector for the Fund was materials. The largest sector weight as of December 31, 2005, industrials, produced a minimally positive return for the period. The top performing stocks, by percentage gain, were Citi Trends, Inc., Multi-Fineline Electronix, Inc., Gymboree Corp., Candela Corp. and The Andersons, Inc. The four sectors which carried the lowest weightings for the Fund as of December 31, 2005, consumer staples, energy, telecommunications and utility, all declined for the period. The worst performing stocks, by percentage loss, were Nash Finch Co., Bottomline Technologies, Inc., Presstek, Inc., Sonic Solutions, Inc. and Merit Medical Systems, Inc.

                                [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

--------------------------------------------------------------------------------
                     Growth of a $10,000 Initial Investment
                     September 27, 2005 - December 31, 2005

                                                         9/27/05       12/31/05
                                                         -------       --------
First Trust Dow Jones Select MicroCap Index(sm) Fund     $10,000        $10,374
The Dow Jones Select MicroCap Index(sm)                  $10,000        $10,397

--------------------------------------------------------------------------------

Performance figures assume reinvestment
of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

-------------------------------------------------------------------------------
PORTFOLIO COMPONENTS
-------------------------------------------------------------------------------

First Trust Dow Jones Select MicroCap Index(sm) Fund

Portfolio Components*
December 31, 2005

Commercial Services & Supplies             7.0%        Multiline Retail                             1.0%
Commercial Banks                           6.2%        Paper & Forest Products                      1.0%
Machinery                                  4.9%        Airlines                                     0.9%
Electronic Equipment & Instruments         4.7%        Distributors                                 0.9%
Specialty Retail                           4.6%        Household Durables                           0.9%
Health Care Equipment & Supplies           4.5%        Internet & Catalog Retail                    0.9%
Health Care Providers & Services           4.5%        Metals & Mining                              0.9%
Real Estate                                4.1%        Road & Rail                                  0.8%
Software                                   3.9%        Water Utilities                              0.7%
Insurance                                  3.8%        Building Products                            0.6%
Oil & Gas & Consumable Fuels               3.4%        Diversified Telecommunication Services       0.6%
Thrifts & Mortgage Finance                 3.4%        Leisure Equipment & Products                 0.6%
Hotels, Restaurants & Leisure              3.1%        Media                                        0.6%
Electrical Equipment                       3.0%        Biotechnology                                0.5%
IT Services                                2.7%        Electric Utilities                           0.5%
Aerospace & Defense                        2.5%        Energy Equipment & Services                  0.5%
Semiconductors & Semiconductor Equipment   2.2%        Personal Products                            0.5%
Internet Software & Services               1.9%        Pharmaceuticals                              0.5%
Textiles, Apparel & Luxury Goods           1.8%        Air Freight & Logistics                      0.4%
Chemicals                                  1.7%        Capital Markets                              0.4%
Computers & Peripherals                    1.7%        Diversified Consumer Services                0.4%
Consumer Finance                           1.6%        Household Products                           0.4%
Auto Components                            1.5%        Industrial Conglomerates                     0.4%
Food Products                              1.4%        Food & Staples Retailing                     0.3%
Communications Equipment                   1.3%        Wireless Telecommunication Services          0.3%
Trading Companies & Distributors           1.1%        Beverages                                    0.2%
Containers & Packaging                     1.0%        Net Other Assets and Liabilities             0.8%

* Percentages are based upon net assets.

FIRST TRUST EXCHANGE-TRADED FUND

UNDERSTANDING YOUR FUND EXPENSES
December 31, 2005

As a shareholder of the First Trust Dow Jones Select MicroCap IndexSM Fund (the "Fund"), you incur ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these cost with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 27, 2005 to December 31, 2005.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period September 27, 2005 (Commencement of Investment Operations) to December 31, 2005" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                              Expenses Paid During
                                           Beginning                                        Annualized        Period*
                                           Account Value                                    Expense Ratio     September 27, 2005
                                           September 27, 2005         Ending                Based on the      (Commencement of
                                           (Commencement of           Account Value         Number of Days    Investment Operations)
                                           Investment Operations)     December 31, 2005     in the Period     to December 31, 2005

First Trust Dow Jones Select MicroCap Index(sm) Fund

Actual                                     $1,000                     $1,037                0.60%             $1.61
Hypothetical (5% return before expenses)   $1,000                     $1,012                0.60%             $1.59

* Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 96/365 (to reflect the actual period September 27, 2005 (commencement of investment operations) to December 31, 2005).

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(sm) FUND

PORTFOLIO OF INVESTMENTS
December 31, 2005

                                                                   Market
Shares                                                             Value
------                                                             ------
           COMMON STOCKS--99.2%

           Aerospace & Defense--2.5%
10,723     AAR Corp.*                                              $  256,816
 4,762     ARGON ST, Inc.*                                            147,527
 5,504     EDO Corp.                                                  148,938
 6,797     Essex Corp.*                                               115,889
 4,992     Herley Industries, Inc.*                                    82,418
 3,522     MTC Technologies, Inc.*                                     96,432
 3,763     United Industrial Corp.                                    155,675
                                                                   ----------
                                                                    1,003,695
                                                                   ----------
           Air Freight & Logistics--0.4%
20,480     ABX Air, Inc.*                                             160,358
                                                                   ----------
           Airlines--0.9%
13,368     ExpressJet Holdings, Inc.*                                 108,147
10,120     Republic Airways Holdings, Inc.*                           153,824
 7,635     World Air Holdings, Inc.*                                   73,449
                                                                   ----------
                                                                      335,420
                                                                   ----------
           Auto Components--1.5%
 7,474     Aftermarket Technology Corp.*                              145,295
 5,875     Drew Industries, Inc.*                                     165,616
 5,626     Keystone Automotive Industries, Inc.*                      177,106
 5,100     Midas, Inc.*                                                93,636
                                                                   ----------
                                                                      581,653
                                                                   ----------
           Beverages--0.2%
 3,197     Boston Beer (The) Co., Inc., Class A*                       79,925
                                                                   ----------
           Biotechnology--0.5%
 7,331     Albany Molecular Research, Inc.*                            89,072
 3,652     Kendle International, Inc.*                                 94,002
                                                                   ----------
                                                                      183,074
                                                                   ----------
           Building Products--0.6%
 3,858     American Woodmark Corp.                                     95,640
 8,979     Apogee Enterprises, Inc.                                   145,639
                                                                   ----------
                                                                      241,279
                                                                   ----------
           Capital Markets--0.4%
11,955     TradeStation Group, Inc.*                                  148,003
                                                                   ----------
           Chemicals--1.7%
 8,228     Arch Chemicals, Inc.                                       246,017
12,254     Calgon Carbon Corp.                                         69,725
 3,965     Pioneer Cos., Inc.*                                        118,831
11,288     Spartech Corp.                                             247,772
                                                                   ----------
                                                                      682,345
                                                                   ----------


                       See Notes to Financial Statements.                 Page 5

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(sm) FUND

December 31, 2005

                                                                   Market
Shares                                                             Value
------                                                             ------
           COMMON STOCKS - (Continued)

           Commercial Banks--6.2%
 3,657     Bank of the Ozarks, Inc.                                $  134,943
 8,561     Cardinal Financial Corp.                                    94,171
 2,507     Columbia Bancorp.                                          103,414
 5,483     Columbia Banking Systems, Inc.                             156,540
 3,829     First Indiana Corp.                                        131,641
   936     First Regional Bancorp*                                     63,227
 3,085     IBERIABANK Corp.                                           157,366
 5,396     Independent Bank Corp.                                     153,948
 5,673     Main Street Banks, Inc.                                    154,476
 2,666     Mercantile Bank Corp.                                      102,641
 5,480     Old Second Bancorp, Inc.                                   167,524
 4,783     Southwest Bancorp, Inc.                                     95,660
 6,281     Sterling Bancorp                                           123,924
 9,431     Sterling Financial Corp.                                   186,734
 8,233     Texas Capital Bancshares, Inc.*                            184,502
 7,659     Unizan Financial Corp.                                     203,422
 3,400     Vineyard National Bancorp Co.                              104,856
 7,941     Wilshire Bancorp, Inc.                                     136,506
                                                                   ----------
                                                                    2,455,495
                                                                   ----------
           Commercial Services & Supplies--7.0%
12,398     Bowne & Co., Inc.                                          183,986
 6,137     Casella Waste Systems, Inc.*                                78,492
 4,453     CDI Corp.                                                  122,012
 6,232     Central Parking Corp.                                       85,503
 4,599     Clean Harbors, Inc.*                                       132,497
 3,903     CRA International, Inc.*                                   186,134
 4,754     Duratek, Inc.*                                              70,977
 8,933     Ennis, Inc.                                                162,313
 8,407     Healthcare Services Group                                  174,109
 6,720     Heidrick & Struggles International, Inc.*                  215,376
 2,636     Huron Consulting Group, Inc.*                               63,238
 4,858     Innovative Solutions & Support, Inc.*                       62,085
12,518     Kforce, Inc.*                                              139,701
 4,158     LECG Corp.*                                                 72,266
 7,031     McGrath Rentcorp.                                          195,462
 5,342     Mobile Mini, Inc.*                                         253,212
 2,556     Providence Service (The) Corp.*                             73,587
 1,496     Schawk, Inc.                                                31,042
 5,545     SOURCECORP.*                                               132,969
21,409     Spherion Corp.*                                            214,304
 5,392     Standard Register (The) Co.                                 85,248
                                                                   ----------
                                                                    2,734,513
                                                                   ----------
           Communications Equipment--1.3%
 6,013     Anaren, Inc.*                                               93,983
 2,939     Bel Fuse, Inc., Class B                                     93,460
 7,085     Inter-Tel, Inc.                                            138,654
 6,283     Spectralink Corp.                                           74,579
 6,017     Superior Essex, Inc.*                                      121,303
                                                                   ----------
                                                                      521,979
                                                                   ----------


Page 6                 See Notes to Financial Statements.

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(sm) FUND

December 31, 2005

                                                                   Market
Shares                                                             Value
------                                                             ------
           COMMON STOCKS - (Continued)

           Computers & Peripherals--1.7%
21,507     Advanced Digital Information Corp.*                     $  210,554
15,247     Dot Hill Systems Corp.*                                    105,662
 9,739     Novatel Wireless, Inc.*                                    117,939
 4,903     Presstek, Inc.*                                             44,323
 2,894     Rimage Corp.*                                               83,868
 3,645     Stratasys, Inc.*                                            91,161
                                                                   ----------
                                                                      653,507
                                                                   ----------
           Consumer Finance--1.6%
 4,516     ACE Cash Express, Inc.*                                    105,449
 5,906     Collegiate Funding Services, Inc.*                         116,644
 3,645     Dollar Financial Corp.*                                     43,740
 4,731     First Cash Financial Services, Inc.*                       137,956
 2,012     United PanAm Financial Corp.*                               52,050
 5,779     World Acceptance Corp.*                                    164,701
                                                                   ----------
                                                                      620,540
                                                                   ----------
           Containers & Packaging--1.0%
 6,857     Chesapeake Corp.                                           116,432
 9,447     Myers Industries, Inc.                                     137,737
10,930     Rock-Tenn Co., Class A                                     149,195
                                                                   ----------
                                                                      403,364
                                                                   ----------
           Distributors--0.9%
 2,635     Andersons (The), Inc.                                      113,516
 6,674     Audiovox Corp.*                                             92,502
11,710     Source Interlink Cos., Inc.*                               130,215
                                                                   ----------
                                                                      336,233
                                                                   ----------
           Diversified Consumer Services--0.4%
 5,492     Encore Capital Group, Inc.*                                 95,286
 2,311     Escala Group, Inc.*                                         46,867
                                                                   ----------
                                                                      142,153
                                                                   ----------
           Diversified Telecommunication Services--0.6%
14,863     General Communication, Inc., Class A*                      153,534
 9,720     Talk America Holdings, Inc.*                                83,884
                                                                   ----------
                                                                      237,418
                                                                   ----------
           Electric Utilities--0.5%
 8,972     Empire District Electric (The) Co.                         182,401
                                                                   ----------
           Electrical Equipment--3.0%
13,081     Artesyn Technologies, Inc.*                                134,734
12,901     CTS Corp.                                                  142,685
 5,698     Daktronics, Inc.                                           168,490
 7,145     EnerSys* 93,171
17,224     General Cable Corp.*                                       339,313
8,647      II-VI, Inc.*                                               154,522


                       See Notes to Financial Statements.                 Page 7

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(sm) FUND

December 31, 2005

                                                                   Market
Shares                                                             Value
------                                                             ------
           COMMON STOCKS - (Continued)

           Electrical Equipment--(Continued)
 3,530     LaBarge, Inc.                                           $   50,726
 6,935     LSI Industries, Inc.                                       108,602
                                                                   ----------
                                                                    1,192,243
                                                                   ----------
           Electronic Equipment & Instruments--4.7%
10,680     Agilysys, Inc.                                             194,590
 9,831     Bell Microproducts, Inc.*                                   75,207
 8,932     Brightpoint, Inc.*                                         247,683
 6,130     Digital Theater Systems, Inc.*                              90,724
 6,084     LoJack Corp.*                                              146,807
 4,795     Measurement Specialties, Inc.*                             116,758
 7,395     Mercury Computer Systems, Inc.*                            152,559
13,132     Methode Electronics, Inc., Class A                         130,926
 2,969     Multi-Fineline Electronix, Inc.*                           143,017
 1,826     PAR Technology Corp.*                                       50,690
 6,362     Park Electrochemical Corp.                                 165,285
 7,011     Radisys Corp.*                                             121,571
 5,245     Rofin-Sinar Technologies, Inc.*                            228,000
                                                                   ----------
                                                                    1,863,817
                                                                   ----------
           Energy Equipment & Services--0.5%
 7,063     GulfMark Offshore, Inc.*                                   209,206
                                                                   ----------
           Food & Staples Retailing--0.3%
 2,948     Nash Finch Co.                                              75,115
 4,503     Smart & Final, Inc.*                                        57,999
                                                                   ----------
                                                                      133,114
                                                                   ----------
           Food Products--1.4%
 1,532     Green Mountain Coffee Roasters, Inc.*                       62,199
 2,423     J & J Snack Foods Corp.                                    143,950
10,228     Lance, Inc.                                                190,548
 4,891     Peet's Coffee & Tea, Inc.*                                 148,442
                                                                   ----------
                                                                      545,139
                                                                   ----------
           Health Care Equipment & Supplies--4.5%
 3,715     Angiodynamics, Inc.*                                        94,844
 7,891     Candela Corp.*                                             113,946
 4,056     Cantel Medical Corp.*                                       72,765
 3,250     Cutera, Inc.*                                               85,670
 4,367     Datascope Corp.                                            144,329
 6,278     DJ Orthopedics, Inc.*                                      173,147
14,457     Encore Medical Corp.*                                       71,562
 7,517     Greatbatch, Inc.*                                          195,517
 4,403     ICU Medical, Inc.*                                         172,642
 7,888     Meridian Bioscience, Inc.                                  158,864
 5,685     Merit Medical Systems, Inc.*                                69,016
 6,125     Molecular Devices Corp.*                                   177,196
 5,480     SonoSite, Inc.*                                            191,855
 9,651     TriPath Imaging, Inc.*                                      58,292
                                                                   ----------
                                                                    1,779,645
                                                                   ----------

Page 8                     See Notes to Financial Statements.

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(sm) FUND

December 31, 2005

                                                                   Market
Shares                                                             Value
------                                                             ------
           COMMON STOCKS - (Continued)

           Health Care Providers & Services--4.5%
11,460     Allied Healthcare International, Inc.*                  $   70,364
10,105     AMN Healthcare Services, Inc.*                             199,877
 2,783     Computer Programs & Systems, Inc.                          115,300
 8,184     Gentiva Health Services, Inc.*                             120,632
11,058     HealthTronics, Inc.*                                        84,594
 4,336     Horizon Health Corp.*                                       98,124
 4,334     Lifeline Systems, Inc.*                                    158,451
 1,838     Medcath Corp.*                                              34,095
12,126     Odyssey HealthCare, Inc.*                                  226,028
 7,319     Option Care, Inc.                                           97,782
 5,908     Phase Forward, Inc.*                                        57,603
 3,888     Radiation Therapy Services, Inc.*                          137,285
 5,909     RehabCare Group, Inc.*                                     119,362
 6,360     Res-Care, Inc.*                                            110,473
 6,001     Symbion, Inc.*                                             138,023
                                                                   ----------
                                                                    1,767,993
                                                                   ----------
Hotels, Restaurants & Leisure--3.1%
 7,283     AFC Enterprises*                                           110,119
 4,936     BJ'S Restaurants, Inc.*                                    112,837
 3,144     Churchill Downs, Inc.                                      115,479
 4,997     Dave & Buster's, Inc.*                                      87,997
 6,338     Lone Star Steakhouse & Saloon, Inc.                        150,464
 7,900     Luby's, Inc.*                                              105,070
13,285     Progressive Gaming Corp.*                                  131,123
 3,055     Monarch Casino & Resort, Inc.*                              69,043
14,642     Ryan's Restaurant Group, Inc.*                             176,583
 9,660     Steak N Shake (The) Co.*                                   163,737
                                                                   ----------
                                                                    1,222,452
                                                                   ----------
Household Durables--0.9%
 1,530     Avatar Holdings, Inc.*                                      84,028
16,188     Interface, Inc., Class A*                                  133,065
 2,089     Orleans Homebuilders, Inc.                                  38,333
 4,572     Stanley Furniture Co., Inc.                                105,979
                                                                   ----------
                                                                      361,405
                                                                   ----------
Household Products--0.4%
 5,524     WD-40 Co.                                                  145,060
                                                                   ----------
Industrial Conglomerates--0.4%
 6,004     Raven Industries, Inc.                                     173,215
                                                                   ----------
Insurance--3.8%
 2,475     Affirmative Insurance Holdings, Inc.                        36,110
15,944     American Equity Investment Life Holding Co.                208,069
 2,995     American Physicians Capital, Inc.*                         137,141
 2,879     Baldwin & Lyons, Inc.                                       69,960
 6,543     Bristol West Holdings, Inc.                                124,513
 4,605     Clark, Inc.                                                 61,016


                       See Notes to Financial Statements.                 Page 9

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(sm) FUND

December 31, 2005

                                                                   Market
Shares                                                             Value
------                                                             ------
           COMMON STOCKS - (Continued)

           Insurance--(Continued)
 5,828     Direct General Corp.                                    $   98,493
 3,428     FPIC Insurance Group, Inc.*                                118,952
 4,142     Navigators Group, Inc.*                                    180,633
 7,568     Presidential Life Corp.                                    144,095
 4,820     Safety Insurance Group, Inc.                               194,583
 5,961     Tower Group, Inc.                                          131,023
                                                                   ----------
                                                                    1,504,588
                                                                   ----------
           Internet & Catalog Retail--0.9%
 1,375     Blair Corp.                                                 53,543
 5,637     Blue Nile, Inc.*                                           227,227
 6,472     PetMed Express, Inc.*                                       91,708
                                                                   ----------
                                                                      372,478
                                                                   ----------
           Internet Software & Services--1.9%
 4,275     Blue Coat Systems, Inc.*                                   195,454
 6,283     eCollege.com, Inc.*                                        113,282
17,890     Entrust, Inc.*                                              86,588
17,491     Ipass, Inc.*                                               114,741
 8,667     Online Resources Corp.*                                     95,770
18,934     SonicWALL, Inc.*                                           149,957
                                                                   ----------
                                                                      755,792
                                                                   ----------
           IT Services--2.7%
19,142     Ciber, Inc.*                                               126,337
 4,721     Forrester Research, Inc.*                                   88,519
 9,466     vGevity HR, Inc.                                           243,466
12,361     ivvvnfoUSA, Inc.*                                          135,106
 5,246     Intrado, Inc.*                                             120,763
 5,790     RightNow Technologies, Inc.*                               106,883
 3,737     SI International, Inc.*                                    114,240
 8,662     SYKES Enterprises, Inc.*                                   115,811
                                                                   ----------
                                                                    1,051,125
                                                                   ----------
           Leisure Equipment & Products--0.6%
 9,465     Jakks Pacific, Inc.*                                       198,197
 7,677     Sturm Ruger & Co., Inc.                                     53,816
                                                                   ----------
                                                                      252,013
                                                                   ----------
           Machinery--4.9%
 4,493     3D Systems*                                                 80,874
 7,473     Accuride Corp.*                                             96,402
 2,876     American Science & Engineering, Inc.*                      179,376
 5,342     Astec Industries, Inc.*                                    174,470
 1,908     Badger Meter, Inc.                                          74,870
 3,834     Cascade Corp.                                              179,853
 6,036     Columbus McKinnon Corp.*                                   132,671
 7,373     Commercial Vehicle Group, Inc.*                            138,465
 6,187     Flanders Corp.*                                             75,234
 3,625     Gehl Co.*                                                   95,156


Page 10                See Notes to Financial Statements.

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(sm) FUND

December 31, 2005

                                                                   Market
Shares                                                             Value
------                                                             ------
           COMMON STOCKS - (Continued)

           Machinery--(Continued)
 4,217     Greenbrier Cos., Inc.                                   $  119,763
 3,869     Lindsay Manufacturing Co.                                   74,401
 2,167     Middleby Corp.*                                            187,445
 4,045     Robbins & Myers, Inc.                                       82,316
 2,477     Tennant Co.                                                128,804
 6,280     Titan International, Inc.                                  108,330
                                                                   ----------
                                                                    1,928,430
                                                                   ----------
           Media--0.6%
 3,850     Courier Corp.                                              132,209
 7,228     Playboy Enterprises, Inc.*                                 100,397
                                                                   ----------
                                                                      232,606
                                                                   ----------
           Metals & Mining--0.9%
 8,735     AMCOL International Corp.                                  179,242
 8,016     Ryerson Tull, Inc.                                         194,949
                                                                   ----------
                                                                      374,191
                                                                   ----------
           Multiline Retail--1.0%
 3,618     Bon-Ton Stores (The), Inc.                                  69,212
 2,905     Conn's, Inc.*                                              107,107
12,900     Fred's, Inc.                                               209,884
                                                                   ----------
                                                                      386,203
                                                                   ----------
           Oil & Gas & Consumable Fuels--3.4%
 4,686     Atlas America, Inc.*                                       282,190
 3,715     Atlas Pipeline Partners LP (Master Limited Partnership)    150,829
 5,872     Callon Petroleum Co.*                                      103,641
 5,693     Edge Petroleum Corp.*                                      141,813
 4,726     Giant Industries, Inc.*                                    245,563
 2,809     Maritrans, Inc.                                             73,090
15,433     Petroquest Energy, Inc.*                                   127,785
 5,293     Resource America, Inc., Class A                             90,246
17,476     Transmontaigne, Inc.*                                      115,342
                                                                   ----------
                                                                    1,330,499
                                                                   ----------
           Paper & Forest Products--1.0%
 3,897     Deltic Timber Corp.                                        202,099
13,460     Glatfelter                                                 190,997
                                                                   ----------
                                                                      393,096
                                                                   ----------
           Personal Products--0.5%
 2,677     Inter Parfums, Inc.                                         48,079
 3,942     Nature's Sunshine Products, Inc.                            71,271
 2,343     Parlux Fragrances, Inc.*                                    71,532
                                                                   ----------
                                                                      190,882
                                                                   ----------


                       See Notes to Financial Statements.                Page 11

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(sm) FUND

December 31, 2005

                                                                   Market
Shares                                                             Value
------                                                             ------
           COMMON STOCKS - (Continued)

           Pharmaceuticals--0.5%
 6,333     Bentley Pharmaceuticals, Inc.*                          $  103,925
 4,651     CNS, Inc.                                                  101,903
                                                                   ----------
                                                                      205,828
                                                                   ----------
           Real Estate--4.1%
16,954     Anworth Mortgage Asset Corp.                               123,764
 5,886     Arbor Realty Trust, Inc.                                   152,565
15,395     Ashford Hospitality Trust, Inc.                            161,494
 8,458     Bimini Mortgage Management, Inc.                            76,545
 6,116     Boykin Lodging Co.*                                         74,738
16,512     Highland Hospitality Corp.                                 182,458
 9,716     Kite Realty Group Trust                                    150,307
 9,595     MortgageIT Holdings, Inc.                                  131,068
 5,911     Ramco-Gershenson Properties                                157,528
 5,936     Tarragon Corp.*                                            122,400
 5,794     Town & Country Trust (The)                                 195,894
 9,257     Winston Hotels, Inc.                                        91,644
                                                                   ----------
                                                                    1,620,405
                                                                   ----------
           Road & Rail--0.8%
 3,230     Marten Transport Ltd.*                                      58,851
13,555     RailAmerica, Inc.*                                         148,969
 3,546     USA Truck, Inc.*                                           103,295
                                                                   ----------
                                                                      311,115
                                                                   ----------
           Semiconductors & Semiconductor Equipment--2.2%
 3,704     ADE Corp.*                                                  89,118
 7,157     Cohu, Inc.                                                 163,681
 6,822     Diodes, Inc.*                                              211,823
 6,959     IXYS Corp.*                                                 81,351
 4,576     Portal Player, Inc.*                                       129,592
 7,329     Standard Microsystems Corp.*                               210,269
                                                                   ----------
                                                                      885,834
                                                                   ----------
           Software--3.9%
 2,557     Ansoft Corp.*                                               87,066
 4,748     Blackbaud, Inc.                                             81,096
 7,557     Bottomline Technologies, Inc.*                              83,278
 4,671     EPIQ Systems, Inc.*                                         86,600
13,388     InterVoice, Inc.*                                          106,568
10,213     JDA Software Group, Inc.*                                  173,723
 7,142     MRO Software, Inc.*                                        100,274
 6,437     Open Solutions, Inc.*                                      147,536
 7,598     Radiant Systems, Inc.*                                      92,392
11,843     Secure Computing Corp.*                                    145,195
 5,861     Sonic Solutions, Inc.*                                      88,560
 5,851     SPSS, Inc.*                                                180,971
 9,482     Witness Systems, Inc.*                                     186,511
                                                                   ----------
                                                                    1,559,770
                                                                   ----------


Page 12                See Notes to Financial Statements.

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(sm) FUND

December 31, 2005

                                                                   Market
Shares                                                             Value
------                                                             ------
           COMMON STOCKS - (Continued)

           Specialty Retail--4.6%
 3,060     America's Car-Mart, Inc.*                               $   50,551
 7,967     Big 5 Sporting Goods Corp.                                 174,398
 4,801     Cache, Inc.*                                                83,153
 9,944     Casual Male Retail Group, Inc.*                             60,957
10,771     Cato (The) Corp.                                           231,038
 5,654     Charlotte Russe Holding, Inc.*                             117,773
12,826     Christopher & Banks Corp.                                  240,872
 1,592     Citi Trends, Inc.*                                          67,962
 2,045     DEB Shops, Inc.                                             60,798
10,807     Gymboree Corp.*                                            252,884
 4,678     JOS A Bank Clothiers, Inc.*                                203,072
 5,448     Lithia Motors, Inc.                                        171,285
 2,375     Zumiez Inc.*                                               102,648
                                                                   ----------
                                                                    1,817,391
                                                                   ----------
           Textiles, Apparel & Luxury Goods--1.8%
 9,946     Hartmarx Corp.*                                             77,678
 7,844     Iconix Brand Group, Inc.*                                   79,930
 4,259     Kenneth Cole Productions, Inc., Class A                    108,605
 6,442     Movado Group, Inc.                                         117,889
 2,639     Perry Ellis International, Inc.*                            50,141
 3,980     Steven Madden Ltd.*                                        116,335
12,770     Stride Rite Corp.                                          173,161
                                                                   ----------
                                                                      723,739
                                                                   ----------
           Thrifts & Mortgage Finance--3.4%
11,857     Dime Community Bancshares                                  173,231
 2,994     Federal Agricultural Mortgage Corp.                         89,610
 8,215     Franklin Bank Corp.*                                       147,788
 2,022     ITLA Capital Corp.*                                         98,775
10,851     KNBT Bancorp, Inc.                                         176,763
14,848     Partners Trust Financial Group, Inc.                       178,917
16,134     Provident New York Bancorp                                 177,635
 5,743     TierOne Corp.                                              168,902
 2,278     WSFS Financial Corp.                                       139,528
                                                                   ----------
                                                                    1,351,149
                                                                   ----------
           Trading Companies & Distributors--1.1%
 9,771     Interline Brands, Inc.*                                    222,290
 4,960     Nuco2, Inc.*                                               138,285
 5,214     Rush Enterprises, Inc., Class A*                            77,584
                                                                   ----------
                                                                      438,159
                                                                   ----------
           Water Utilities--0.7%
 5,860     American States Water Co. 180,488
 7,137     Southwest Water Co. 102,130
                                                                   ----------
                                                                      282,618
                                                                   ----------


                       See Notes to Financial Statements.                Page 13

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(sm) FUND

December 31, 2005

                                                                   Market
Shares                                                             Value
------                                                             ------
           COMMON STOCKS - (Continued)

           Wireless Telecommunication Services--0.3%
 8,183     Iowa Telecommunications Services, Inc.                 $   126,755
                                                                  -----------

           Total Common Stocks                                     39,191,310
           (Cost $38,268,021)                                     -----------


           Total Investments--99.2%
           (Cost $38,268,021)**                                    39,191,310
           Net Other Assets & Liabilities--0.8%                       300,630
                                                                  -----------
           Net Assets--100.0%                                     $39,491,940
                                                                  ===========

-----------------------------
* Non-income producing security.
** Aggregate cost for federal income tax purposes is $38,336,070.



Page 14                See Notes to Financial Statements.

FIRST TRUST EXCHANGE-TRADED FUND
Statement of Assets and Liabilities
December 31, 2005


                                                           First Trust Dow Jones
                                                              Select MicroCap
                                                              Index(sm) Fund
                                                           ---------------------

ASSETS:
Investments at value, (Cost $38,268,021)                         $ 39,191,310
Cash                                                                    2,226
Receivables:
Capital shares sold                                                 4,146,013
Investment securities sold                                            307,040
Dividends                                                              34,723
From investment advisor                                                68,239
Other assets                                                              745
                                                                 ------------
Total Assets                                                       43,750,296
                                                                 ------------

LIABILITIES:
Payables:
Investment securities purchased                                     4,162,731
Investment advisory fees                                               40,534
Accrued expenses                                                       55,091
                                                                 ------------
Total Liabilities                                                   4,258,356
                                                                 ------------
NET ASSETS                                                       $ 39,491,940
                                                                 ============

NET ASSETS consist of:
Paid-in capital                                                  $ 38,646,897
Par value                                                              19,050
Undistributed net investment income                                     9,834
Accumulated net realized loss on investments                         (107,130)
Net unrealized appreciation on investments                            923,289
                                                                 ------------
NET ASSETS                                                       $ 39,491,940
                                                                 ============

Shares outstanding (unlimited amount authorized, $0.01 par value)   1,905,000
                                                                 ------------
Net asset value per share                                        $      20.73
                                                                 ============


                       See Notes to Financial Statements.                Page 15

FIRST TRUST EXCHANGE-TRADED FUND
Statement of Operations
For the Period September 27, 2005* through December 31, 2005


                                                           First Trust Dow Jones
                                                              Select MicroCap
                                                              Index(sm) Fund
                                                           ---------------------

INVESTMENT INCOME:
Dividends                                                        $     89,853
                                                                 ------------
Total Income                                                           89,853
                                                                 ------------

EXPENSES:
Investment advisory fees                                               40,534
Audit and tax fees                                                     35,481
Trustees' fees and expenses                                            10,192
Legal fees                                                              6,370
Licensing fees                                                          6,370
Listing fees                                                            6,244
Printing fees                                                           5,009
Accounting and administration fees                                      4,053
Custodian fees                                                          1,013
Transfer agent fees                                                       405
Other expenses                                                          1,209
                                                                 ------------
     Total Expenses                                                   116,880
     Less fees waived and expenses reimbursed by
           the investment advisor                                     (68,239)
                                                                 ------------
Net Expenses                                                           48,641
                                                                 ------------

NET INVESTMENT INCOME                                                  41,212
                                                                 ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS:
Net realized loss on investments                                     (107,136)
Net change in unrealized appreciation of investments                  923,289
                                                                 ------------
Net realized and unrealized gain on investments                       816,153
                                                                 ------------
NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                                $ 857,365
                                                                 ============


* Commencement of investment operations.


Page 16                See Notes to Financial Statements.

FIRST TRUST EXCHANGE-TRADED FUND
Statement of Changes in Net Assets
For the Period September 27, 2005* through December 31, 2005

                                                           First Trust Dow Jones
                                                              Select MicroCap
                                                              Index(sm) Fund
                                                           ---------------------

OPERATIONS:
   Net investment income                                         $     41,212
   Net realized loss on investments                                  (107,136)
   Net change in unrealized appreciation of investments               923,289
                                                                 ------------
   Net increase in net assets resulting from operations               857,365
                                                                 ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                              (31,372)
                                                                 ------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold                                       38,665,947
                                                                 ------------
   Net increase in net assets resulting from
      shareholder transactions                                     38,665,947
                                                                 ------------

Net increase in net assets                                         39,491,940

NET ASSETS:
   Beginning of Period                                                     --
                                                                 ------------

   End of Period                                                 $ 39,491,940
                                                                 ============

   Undistributed net investment income at end of period          $      9,834
                                                                 ============

CHANGES IN SHARES OUTSTANDING:
   Shares sold                                                      1,905,000
   Shares repurchased                                                      --
   Shares outstanding, beginning of period                                 --
                                                                 ------------
   Shares outstanding, end of period                                1,905,000
                                                                 ============



* Commencement of investment operations.


                       See Notes to Financial Statements.                Page 17

FIRST TRUST EXCHANGE-TRADED FUND
First Trust Dow Jones Select MicroCap IndexSM Fund
Financial Highlights
For a Share outstanding throughout the period

                                                               For the Period
                                                             September 27, 2005*
                                                                   through
                                                              December 31, 2005
                                                            --------------------

Net asset value, beginning of period                             $      20.00
                                                                 ------------
Income from Investment Operations:
Net investment income**                                                  0.03
Net realized and unrealized gain on investments                          0.72
                                                                 ------------
Total from investment operations                                         0.75
                                                                 ------------

Distributions paid to shareholders from:
Net investment income                                            $      (0.02)
                                                                 ------------
Net asset value, end of period                                   $      20.73
                                                                 ------------

TOTAL RETURN ***                                                         3.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                             $     39,492
Ratios to average net assets:
Ratio of net expenses to average net assets ++                           0.60%
Ratio of total expenses to average net assets ++                         1.44%
Ratio of net investment income to average net assets ++                  0.51%
Portfolio turnover rate +                                                6.06%



*   Commencement of investment operations.
**  Based on average shares outstanding.
*** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
+ Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
++ Annualized.


Page 18                See Notes to Financial Statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                               December 31, 2005

                              Note 1. Organization

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of one fund, the First Trust Dow Jones Select MicroCap IndexSM Fund (the "Fund"), which represents a separate series of beneficial interest in the Trust. The Fund's inception date was September 22, 2005 and it commenced investment operations on September 27, 2005. The Fund was listed on the American Stock Exchange, Inc. ("AMEX") on September 30, 2005 and trades under the ticker symbol FDM at market prices that may differ from the net asset value ("NAV") of the shares. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in The Dow Jones Select MicroCap IndexSM (the "Index"). Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. The investment objective of the Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the Index.

                    Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Portfolio Valuation

The Fund determines the NAV of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividend declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

The Fund may hold publicly-traded master limited partnerships. Distributions from such investments may include a return of capital component.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Continued)
-------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                               December 31, 2005

C. Dividends and Distribution to Shareholders

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually or as the Board of Trustees may determine from time to time. Distributions of net capital gains earned by the Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. Permanent differences incurred during the period ended December 31, 2005, resulting in book and tax accounting differences, have been reclassified at period end to reflect a decrease in accumulated net realized loss on investments by $6 and a decrease in undistributed net investment income by $6. Net assets were not affected by this reclassification.

The tax character of distributions paid during the period ended December 31, 2005 is as follows:

Distributions paid from:

                                              2005
                                           ---------
                      Ordinary Income       $31,372

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

                      Undistributed Ordinary Income     $ 10,469
                      Net Unrealized Appreciation       $855,240

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund will defer post-October losses in the amount of $39,717.

D. Income Taxes

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes.

E. Expenses

The Fund will pay all expenses directly related to its operations. First Trust Advisors L.P. ("First Trust") has entered into a non-transferable, non-exclusive license agreement with Dow Jones & Company, Inc. ("Dow Jones"), which allows for the use by First Trust of certain trademarks and trade names of Dow Jones and the Index. The Fund is a sub-licensee to this license agreement.

       Note 3. Investment Advisory Fee and Other Affiliated Transactions

First Trust (or the "Advisor") is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio and certain other services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.50% of the Fund's average daily net assets.

The Bank of New York is the administrator, custodian, fund accountant and transfer agent for the Fund.

The Trust and the Advisor have entered into an Excess Expense Agreement in which the Advisor has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year (the "Expense Cap"), at least until September 30, 2007. Expenses borne by the Advisor are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Continued)
-------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                               December 31, 2005

payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

The Trust pays each Trustee who is not an officer or employee of First Trust or any of its affiliates an annual retainer of $10,000 which includes compensation for all regular quarterly board meetings and regular committee meetings. No additional meeting fees are paid in connection with regular quarterly board meetings or regular committee meetings. Additional fees of $1,000 and $500 are paid to non-interested Trustees for special board meetings and non-regular committee meetings, respectively. These additional fees are shared by the Fund and by other funds in the First Trust fund complex, not part of this Trust, that participate in the particular meeting and are not per fund fees. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings. Effective January 1, 2006, non-interested Trustees will no longer be paid additional fees of $1,000 and $500 for special board meetings and non-regular committee meetings, respectively.

Note 4. Purchases and Sales of Securities

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, for the period ended December 31, 2005, were $1,624,380 and $1,845,009, respectively. For the period ended December 31, 2005, the cost of in-kind purchases was $38,603,072. There were no in-kind sale transactions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.

As of December 31, 2005, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,377,503 and the aggregate gross unrealized depreciation from all securities in which there was an excess of tax cost over value was $1,522,263.

Note 5. Capital

As of December 31, 2005, 1,905,000 shares were issued and outstanding with a par value of $0.01 per share.

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transactions to the net asset value per unit of the Fund on the transaction date.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Board of Trustees of First Trust Exchange-Traded Fund and Shareholders of First Trust Dow Jones Select MicroCap IndexSM Fund:

We have audited the accompanying statement of assets and liabilities of First Trust Dow Jones Select MicroCap IndexSM Fund (the "Fund"), a series of the First Trust Exchange-Traded Fund, including the portfolio of investments, as of December 31, 2005, and the related statements of operations and changes in net assets, and the financial highlights for the period September 27, 2005 (commencement of investment operations) through December 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the Fund's custodian and broker. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Trust Dow Jones Select MicroCap IndexSM Fund as of December 31, 2005, the results of its operations, the changes in its net assets, and the financial highlights for the period September 27, 2005 (commencement of investment operations) through December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
February 17, 2006

-------------------------------------------------------------------------------
ADDITIONAL INFORMATION
-------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                         December 31, 2005 (Unaudited)

                      Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

                               Portfolio Holdings

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800- SEC-0330.

                         Federal Income Tax Information

100% of investment income (dividend income plus short-term gains, if any) for the Fund qualifies for the dividends-received deduction and as qualified dividend income.

                               Advisory Agreement

Board Considerations Regarding Approval of Advisory Contract for the First Trust Dow Jones Select MicroCap Index(sm) Fund

The Board of Trustees unanimously approved the First Trust Dow Jones Select MicroCap IndexSM Fund's (the "Fund") Investment Management Agreement (the "Agreement") for an initial two-year term at a meeting held on June 13, 2005. The Board of Trustees determined that the Agreement is in the best interests of the Fund and the shareholders and that the compensation arrangement set forth in the Agreement is fair and reasonable in light of the services, expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment.

To reach this determination, the Trustees considered their duties under the Investment Company Act of 1940, as amended (the "1940 Act") as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards of trustees have fulfilled their duties; and the factors to be considered by the Trustees in voting on such agreements. To assist the Board in its evaluation of the proposed advisory contract with First Trust Advisors L.P. ("First Trust"), the Independent Trustees received a report in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services to be provided by First Trust (including the relevant personnel responsible for these services and their experience, an organization chart of First Trust and First Trust's Form ADV); the proposed advisory fee as compared to those of comparable funds (prepared by an independent third party); the proposed advisory fee compared to fees charged to other First Trust clients; estimated expenses of the Fund compared to comparable funds (prepared by an independent third party as well as a supplemental expense report of similar exchange-traded funds prepared by First Trust); the nature of expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; the financial statement of First Trust; fall-out benefits to First Trust and First Trust Portfolios L.P.; and a summary of First Trust's compliance program. The Board of Trustees also noted the services provided by First Trust and the advisory fee of 0.50% of average daily net assets. It also considered that First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year for two years. Expenses borne by First Trust are proposed to be subject to reimbursement by the Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding its expense cap.

The Board of Trustees applied its business judgment to determine whether the arrangements between the Fund and First Trust are reasonable business arrangements from the Fund's perspective as well as from the perspective of shareholders. In evaluating whether to approve the Agreement, the Independent Trustees considered the nature, extent and quality of services to be provided under the Agreement, and noted that First Trust employees provided management services to other investment companies in the First Trust complex with

-------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (Continued)
-------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                         December 31, 2005 (Unaudited)

diligence and care. They also considered the compliance program that had been developed by First Trust and the skills of its employees who would be working with the Fund. The Independent Trustees also considered the efforts expended by First Trust in organizing the Trust and arranging for the service providers, particularly The Bank of New York, to provide services to the Fund. The Independent Trustees concluded they were comfortable that First Trust had the capabilities and resources to oversee the operations of the Fund, including the services to be provided by the service providers. Since the Fund is newly organized, the Board did not consider investment performance of the Fund, but the Board did consider performance of the applicable index. The Independent Trustees also reviewed information compiled by First Trust from Lipper Inc. on management and advisory fees charged to "similar" exchange-traded funds, and they discussed with representatives of First Trust certain differences between those funds and the Fund, as well as the similarities between the fees and expense caps for the Fund and other funds, based on information provided by First Trust. The Independent Trustees noted First Trust's commitment to attempt to analyze whether economies of scale can be realized as Fund assets increase and operations experience is accumulated, and noted that First Trust intended to continue to make investments in infrastructure and personnel. The Independent Trustees took the costs to be borne by First Trust in connection with its services to be performed under the Agreement into consideration and noted that First Trust was unable to estimate the profitability of the Agreement to First Trust, but had agreed to cap the Fund's expenses for two years. The Independent Trustees considered that First Trust had identified as a fall-out benefit to First Trust and First Trust Portfolios, L.P. their exposure to investors and brokers who, in the absence of the Fund, may have had no dealings with First Trust, noting that First Trust would not utilize soft dollars in connection with its management of the Fund's portfolio.

The Board of Trustees concluded that First Trust had the capabilities, resources and personnel necessary to manage the Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Trustees concluded unanimously that it was in the best interests of the Fund to approve the Agreement.

-------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
-------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                         December 31, 2005 (Unaudited)

                         Board of Trustees and Officers

Information pertaining to the Trustees and officers* of the Trust is set forth below. The statement of additional information includes additional information about the Trustees and is available without charge, upon request, by calling
(800) 988-5891.

                                                                                           Number of             Other
                                                                                           Portfolios            Trusteeships/
Name, D.O.B., Address and        Term of Office and       Principal Occupation(s)          in Fund Complex       Directorships
Position(s) with the Registrant  Length of Time Served    During Past 5 Years              Overseen by Trustee   Held by Trustee
----------------------------------------------------------------------------------------------------------------------------------
                                                     DISINTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------

Richard E. Erickson, Trustee     o One year term          Physician; President,            24 portfolios         None
D.O.B. 04/51                     o 6 months served        Wheaton Orthopedics;
c/o First Trust Advisors L.P.                             Co-owner and Co-
1001 Warrenville Road                                     Director, Sports Med
Suite 300                                                 Center for Fitness;
Lisle, IL 60532                                           Limited Partner,
                                                          Gundersen Real Estate
                                                          Partnership

Thomas R. Kadlec, Trustee        o One year term          Vice President and               24 portfolios         None
D.O.B. 11/57                     o 6 months served        Chief Financial Officer
c/o First Trust Advisors                                  (1990 to present), ADM
L.P.                                                      Investor Services, Inc.
1001 Warrenville Road                                     (Futures Commission
Suite 300                                                 Merchant); Registered
Lisle, IL 60532                                           Representative (2000 to
                                                          present), Segerdahl &
                                                          Company, Inc., an
                                                          NASD member (Broker-
                                                          Dealer); President,
                                                          ADM Derivatives, Inc.
                                                          (May 2005 to present)

Niel B. Nielson, Trustee         o One year term          President, Covenant              24 portfolios         Director of Good
D.O.B. 03/54                     o 6 months served        College (June 2002 to                                  News Publishers-
c/o First Trust Advisors                                  present); Pastor, College                              Crossway Books;
L.P.                                                      Church in Wheaton                                      Covenant Transport,
1001 Warrenville Road                                     (1997 to June 2002)                                    Inc.
Suite 300
Lisle, IL 60532

David M. Oster, Trustee          o One year term          Trader (self-employed)           12 portfolios         None
D.O.B. 03/64                     o 6 months served        (1987 to present,
c/o First Trust Advisors                                  Options Trading and
L.P.                                                      Market Making)
1001 Warrenville Road
Suite 300
Lisle, IL 60532

-------------------------------------------------------------------------------
TRUSTEES AND OFFICERS - (Continued)
-------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                         December 31, 2005 (Unaudited)

                   Board of Trustees and Officers (Continued)

                                                                                           Number of             Other
                                                                                           Portfolios            Trusteeships/
Name, D.O.B., Address and        Term of Office and       Principal Occupation(s)          in Fund Complex       Directorships
Position(s) with the Registrant  Length of Time Served    During Past 5 Years              Overseen by Trustee   Held by Trustee
----------------------------------------------------------------------------------------------------------------------------------
                                                     INTERESTED TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------

James A. Bowen, Trustee          o One year Trustee       President, First Trust           24 portfolios         None
President, Chairman of the         term and indefinite    Advisors L.P. and First
Board and CEO                      officer term           Trust Portfolios L.P.;
D.O.B. 09/55                     o 6 months served        Chairman of the Board,
1001 Warrenville Road                                     BondWave LLC and
Suite 300                                                 Stonebridge Advisors
Lisle, IL 60532                                           LLC

----------------------------------------------------------------------------------------------------------------------------------
                                                  OFFICERS WHO ARE NOT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------

Mark R. Bradley, Treasurer,      o Indefinite term        Chief Financial Officer,         N/A                   N/A
Controller, Chief Financial      o 6 months served        Managing Director,
Officer, Chief Accounting                                 First Trust Advisors L.P.
Officer                                                   and First Trust
D.O.B. 11/57                                              Portfolios L.P.; Chief
1001 Warrenville Road                                     Financial Officer,
Suite 300                                                 BondWave LLC and
Lisle, IL 60532                                           Stonebridge Advisors LLC

Susan M. Brix                    o Indefinite term        Representative, First            N/A                   N/A
Assistant Vice President         o 6 months served        Trust Portfolios L.P.;
D.O.B. 01/60                                              Assistant Portfolio
1001 Warrenville Road                                     Manager, First Trust
Suite 300                                                 Advisors L.P.
Lisle, IL 60532

Robert F. Carey                  o Indefinite term        Senior Vice President,           N/A                   N/A
Vice President                   o 6 months served        First Trust Advisors L.P.
D.O.B. 07/63                                              and First Trust
1001 Warrenville Road                                     Portfolios L.P.
Suite 300
Lisle, IL 60532

James M. Dykas                   o Indefinite term        Vice President, First            N/A                   N/A
Assistant Treasurer              o 1 month served         Trust Advisors L.P. and
D.O.B. 01/66                                              First Trust Portfolios
1001 Warrenville Road                                     L.P. (January 2005 to
Suite 300                                                 present); Executive
Lisle, IL 60532                                           Director, Van Kampen Asset
                                                          Management and Morgan Stanley
                                                          Investment Management (1999-2005)

-------------------------------------------------------------------------------
TRUSTEES AND OFFICERS - (Continued)
-------------------------------------------------------------------------------

                        First Trust Exchange-Traded Fund
                         December 31, 2005 (Unaudited)

                   Board of Trustees and Officers (Continued)

                                                                                           Number of             Other
                                                                                           Portfolios            Trusteeships/
Name, D.O.B., Address and        Term of Office and       Principal Occupation(s)          in Fund Complex       Directorships
Position(s) with the Registrant  Length of Time Served    During Past 5 Years              Overseen by Trustee   Held by Trustee
----------------------------------------------------------------------------------------------------------------------------------
                                         OFFICERS WHO ARE NOT TRUSTEES - (Continued)
----------------------------------------------------------------------------------------------------------------------------------

W. Scott Jardine, Secretary      o Indefinite term        General Counsel,                 N/A                   N/A
and Chief Compliance             o 6 months served        First Trust Advisors
Officer                                                   L.P. and First Trust
D.O.B. 05/60                                              Portfolios L.P.;
1001 Warrenville Road                                     Secretary, BondWave
Suite 300                                                 LLC and Stonebridge
Lisle, IL 60532                                           Advisors LLC

Daniel J. Lindquist              o Indefinite term        Senior Vice President,           N/A                   N/A
Vice President                   o 1 month served         First Trust Advisors
D.O.B. 02/70                                              L.P.; Vice President,
1001 Warrenville Road                                     First Trust Portfolios
Suite 300                                                 L.P. (April 2004 to present);
Lisle, IL 60532                                           Chief Operating Officer,
                                                          Mina Capital Management, LLC
                                                          (January 2004-April 2004);
                                                          Chief Operating Officer,
                                                          Samaritan Asset Management
                                                          Services, Inc. (April 2000-
                                                          January 2004)

Kristi A. Maher                  o Indefinite term        Assistant General                N/A                   N/A
Assistant Secretary              o 6 months served        Counsel, First Trust
D.O.B. 12/66                                              Advisors L.P. and First
1001 Warrenville Road                                     Trust Portfolios L.P.
Suite 300                                                 (March 2004 to present);
Lisle, IL 60532                                           Associate, Chapman and Cutler
                                                          LLP (1995-2004)

Roger F. Testin                  o Indefinite term        Senior Vice President,           N/A                   N/A
Vice President                   o 6 months served        First Trust Advisors L.P.
D.O.B. 06/66                                              and First Trust Portfolios
1001 Warrenville Road                                     L.P. (August 2001 to
Suite 300                                                 present); Analyst, Dolan
Lisle, IL 60532                                           Capital Management (1998-2001)


------------------

* The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

This Page Left Blank Intentionally.

This Page Left Blank Intentionally.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of Trustees has determined that Thomas R. Kadlec is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


         (a) Audit Fees (Registrant) -- The aggregate fees billed from Registrant's inception on September 27, 2005 through December 31, 2005 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements was $6,000.

         (b) Audit-Related Fees (Registrant) -- The aggregate fees billed from Registrant's inception on September 27, 2005 through December 31, 2005 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $0.

             Audit-Related Fees (Investment Adviser) -- The aggregate fees billed from Registrant's inception on September 27, 2005 through December 31, 2005 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $0.

         (c) Tax Fees (Registrant) -- The aggregate fees billed from inception on September 27, 2005 through December 31, 2005 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant were $0.

             Tax Fees (Investment Adviser) -- The aggregate fees billed from inception on September 27, 2005 through December 31, 2005 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant's adviser were $0.

         (d) All Other Fees (Registrant) -- The aggregate fees billed from inception on September __, 2005, through December 31, 2005 for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item were $54.13. These fees were for services related to compliance program evaluation.

             All Other Fees (Investment Adviser) -- The aggregate fees billed from inception on September 27, 2005 through December 31, 2005 for products and services provided by the principal accountant to the Registrant's investment adviser, other than services reported in paragraphs (a) through (c) of this Item were $68,619. These fees were for services related to compliance program evaluation.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

         Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy adopted December 12, 2005, the Audit Committee (the "Committee") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

         The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the Registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to the de minimis exception, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) for the Registrant and the Registrant's investment adviser of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

                (b) 0%.

                (c) 0%.

                (d) 0%.

         (f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

         (g) The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant from the inception of the Registrant on September 27, 2005 through December 31, 2005, were $54.13 for the Registrant and $68,619 for the Registrant's investment adviser.

         (h) Not applicable. The audit committee pre-approved all non-audit services rendered to the Registrant's investment adviser and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) First Trust Exchange-Traded Fund
             -------------------------------------------

By (Signature and Title)* /s/ James A. Bowen
                         -----------------------------------------------------
                         James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                         (principal executive officer)

Date  August 11, 2006
      --------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ James A. Bowen
                         -----------------------------------------------------
                         James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                         (principal executive officer)

Date  August 11, 2006
      --------------------------------


By (Signature and Title)* /s/ Mark R. Bradley
                         -----------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date  August 11, 2006
      --------------------------------



* Print the name and title of each signing officer under his or her signature.